Finance Receivables And Loans, Net (Impaired Financing Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 1,434	$ 1,021
Carrying value before allowance	1,349	1,014
Impaired Financing Receivable, Related Allowance	228	229
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	260	69
Carrying value before allowance	260	69
Impaired Financing Receivable, Related Allowance	16	7
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	958	613
Carrying value before allowance	873	606
Impaired Financing Receivable, Related Allowance	186	172
First Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	811	516
Carrying value before allowance	725	508
Impaired Financing Receivable, Related Allowance	137	126
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	147	97
Carrying value before allowance	148	98
Impaired Financing Receivable, Related Allowance	49	46
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	216	339
Carrying value before allowance	216	339
Impaired Financing Receivable, Related Allowance	26	50
Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	146	222
Carrying value before allowance	146	222
Impaired Financing Receivable, Related Allowance	7	22
Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	0	0
Carrying value before allowance	0	0
Impaired Financing Receivable, Related Allowance	0	0
Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	33	37
Carrying value before allowance	33	37
Impaired Financing Receivable, Related Allowance	7	5
Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	37	68
Carrying value before allowance	37	68
Impaired Financing Receivable, Related Allowance	12	18
Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	0	12
Carrying value before allowance	0	12
Impaired Financing Receivable, Related Allowance	0	5
Impaired With No Allowance Member
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	286	205
Impaired With No Allowance Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	90	0
Impaired With No Allowance Member | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	124	83
Impaired With No Allowance Member | First Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	123	83
Impaired With No Allowance Member | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	1	0
Impaired With No Allowance Member | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	72	122
Impaired With No Allowance Member | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	54	64
Impaired With No Allowance Member | Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	0
Impaired With No Allowance Member | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	9	25
Impaired With No Allowance Member | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	9	32
Impaired With No Allowance Member | Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	1
Impaired With Allowance Member
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	1,063	809
Impaired With Allowance Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	170	69
Impaired With Allowance Member | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	749	523
Impaired With Allowance Member | First Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	602	425
Impaired With Allowance Member | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	147	98
Impaired With Allowance Member | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	144	217
Impaired With Allowance Member | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	92	158
Impaired With Allowance Member | Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	0	0
Impaired With Allowance Member | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	24	12
Impaired With Allowance Member | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	28	36
Impaired With Allowance Member | Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Carrying value before allowance	$ 0	$ 11